4. Summary of significant accounting practices (Tables)	12 Months Ended
Dec. 31, 2020
Summary of significant accounting practices [absract]
Schedule of exchange rate changes in reais

The exchange rate changes in reais in effect on the base date of these financial statements are as follows:

	Final Rate		Average Rate
	2020	2019	2020	2019
U.S. Dollar	5.1967	4.0307	5.1425	4.1102
Argentinian Peso	0.0617	0.0673	0.0622	0.0686